GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 49,875	$ 31,925
Less - accumulated amortization	26,199	22,782
Intangible assets, net	23,676	9,143
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	39,625	26,141
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	9,586	5,120
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 664	$ 664